Employee Benefit Plan, Risk and Uncertainty	12 Months Ended
Dec. 31, 2025
ORIP
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty	Risks and Uncertainties
The Plan provides for various investments in the Oceaneering Stock fund, common/collective funds, mutual funds and money market funds. Investment securities, in general, are exposed to various risks, including, among others, interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts recorded in the Statements of Net Assets Available for Benefits, Statement of Changes in Net Assets, and participant account balances.